Short-term loan	6 Months Ended
Jun. 30, 2026
Short-term loan
Short-term loan

8Short-term loan

As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Short-term bank borrowings	—	5,000	737

In June 2026, the Company borrowed a RMB denominated loan of RMB5,000 (US$737) at an annual rate equal to the Loan Prime Rate (“LPR”) plus 55 basis points, with a maturity date of June 15, 2027.